Ordinary Shares (Details) ¥ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Jun. 28, 2022 USD ($) shares	Aug. 07, 2020 USD ($) shares	Jul. 04, 2016 CNY (¥)	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 Vote shares	Dec. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares
Ordinary Shares
Class B to Class A Ordinary Shares, Conversion Ratio										1
Cash paid | ¥												¥ 70
Share issuance, net of issuance costs (in shares)	18,862,564
Number of shares per ADS (in shares)	2
Number of shares issued (in shares)											1,954,353,892	1,929,562,426
Number of shares outstanding (in shares)											1,954,353,892	1,929,562,426
Issuance of ordinary shares as treasury shares ( Shares)											12,206,256
Options vested (in shares)											127,062
Prospectus Supplement | $	$ 2,000,000
Share issuance, net of issuance costs (in shares)	18,862,564
Over-allotment option
Ordinary Shares
Net proceeds | $					$ 11,633,130
Follow-on offering [Member]
Ordinary Shares
Net proceeds | $				$ 1,634,462
Common Class A [Member]
Ordinary Shares
Ordinary shares, shares authorized										3,830,157,186	4,500,000,000	4,500,000,000
Number of votes entitled | Vote										1
Cash paid | $									$ 380,000,000
Share issuance, net of issuance costs (in shares)					100,000,000				66,086,955
Shares issued upon conversion of preferred shares (in shares)									1,045,789,275
Number of shares issued (in shares)											1,728,765,894	1,709,903,330
Number of shares outstanding (in shares)											1,598,541,812	1,573,750,346
Issuance of ordinary shares as treasury shares ( Shares)				13,869,700			34,000,000
Share issuance, net of issuance costs (in shares)					100,000,000				66,086,955
Common Class A [Member] | IPO
Ordinary Shares
Share issuance, net of issuance costs (in shares)									190,000,000
Net proceeds | $									$ 1,042,137,000
Shares issued upon conversion of preferred shares (in shares)									1,045,789,275
Share issuance, net of issuance costs (in shares)									190,000,000
Common Class A [Member] | Over-allotment option
Ordinary Shares
Cash paid | $		$ 157,320,000
Share issuance, net of issuance costs (in shares)		28,500,000						14,100,000
Share issuance, net of issuance costs (in shares)		28,500,000						14,100,000
Common Class A [Member] | Follow-on offering [Member]
Ordinary Shares
Share issuance, net of issuance costs (in shares)								108,100,000
Share issuance, net of issuance costs (in shares)								108,100,000
Common Class B [Member]
Ordinary Shares
Ordinary shares, shares authorized										240,000,000	500,000,000	500,000,000
Number of votes entitled | Vote										10
Number of shares issued (in shares)											355,812,080	355,812,080
Number of shares outstanding (in shares)											355,812,080	355,812,080
Common Class B [Member] | Mr. Li Xiang
Ordinary Shares
Share issuance, net of issuance costs (in shares)						108,557,400
Shares issued upon conversion of preferred shares (in shares)									115,812,080
Share issuance, net of issuance costs (in shares)						108,557,400
Common Class B [Member] | IPO
Ordinary Shares
Shares issued upon conversion of preferred shares (in shares)									115,812,080
Series PreA shares | Beijing CHJ
Ordinary Shares
Cash paid | ¥			¥ 100,000